Artisan Focus Fund Expense Example - Artisan Focus Fund - ETF Shares	Nov. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,162
Expense Example, with Redemption, 10 Years	$ 2,642